Redeemable Noncontrolling Interests (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes in the carrying amount of redeemable noncontrolling interest [Roll Forward]
Beginning balance	$ 2,618,000	$ 1,462,000	$ 1,462,000	$ 1,371,000
Additions	10,000	1,118,000	1,138,000	151,000
Distributions	(5,000)	(25,000)	(104,000)	(151,000)	$ 0
Adjustment to redemption value	140,000	108,000	615,000	173,000	232,000
Net loss attributable to redeemable noncontrolling interests	(140,000)	(83,000)	(493,000)	(82,000)	(232,000)
Ending balance	$ 2,623,000	$ 2,580,000	$ 2,618,000	$ 1,462,000	$ 1,371,000
Meridian
Redeemable Noncontrolling Interests [Line Items]
Joint venture ownership interest	98.00%		98.00%
Avalon
Redeemable Noncontrolling Interests [Line Items]
Joint venture ownership interest	90.00%		90.00%
Limited Partner
Redeemable Noncontrolling Interests [Line Items]
Stock issued during period, stock splits	208		208	208
General Partnership
Redeemable Noncontrolling Interests [Line Items]
Noncontrolling interest, ownership percentage by parent	99.99%		99.99%	99.99%
Limited Partnership
Redeemable Noncontrolling Interests [Line Items]
Noncontrolling limited partnership interest in operating partnership	0.01%		0.01%	0.01%